Document and Entity Information	Nov. 02, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	MAGNACHIP SEMICONDUCTOR Corp
Entity Address, Country	LU
Amendment Flag	true
Entity Central Index Key	0001325702
Document Type	8-K/A
Document Period End Date	Nov. 02, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, Address Line Two	1, Allée Scheffer
Entity Address, Postal Zip Code	L-2520
Entity Address, City or Town	Luxembourg
City Area Code	352
Local Phone Number	45-62-62
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 2, 2022, Magnachip Semiconductor Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), under Items 2.02 and 9.01, related to financial information for the Company and its consolidated subsidiaries for the third quarter ended September 30, 2022, as presented in a press release dated November 2, 2022. Subsequent to the furnishing of the press release on the Original Form 8-K, the Company identified a scrivener’s error in the Non-GAAP reconciliation tables attached to the press release for Adjusted Net Income per common share (basic and diluted) for the nine month period ended September 30, 2021, which should have been $0.82 and $0.78 per share, respectively, consistent with the Company’s prior reports for that historical period. No other amounts or information reported in the Original Form 8-K and press release were changed. The Company issued a revised version of the press release on November 4, 2022 to correct such information. Accordingly, the Company is filing this Form 8-K/A to furnish a copy of the corrected version of the press release as Exhibit 99.1 hereto.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE